Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2010 Fund - Fidelity Freedom Index 2010 Fund - Investor Class	May 30, 2023
Bar Chart Table:
Annual Return 2013	9.23%
Annual Return 2014	5.15%
Annual Return 2015	(0.60%)
Annual Return 2016	5.66%
Annual Return 2017	10.67%
Annual Return 2018	(2.37%)
Annual Return 2019	14.36%
Annual Return 2020	10.40%
Annual Return 2021	5.04%
Annual Return 2022	(12.96%)